Document And Entity Information	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	80-0962035
Entity Registrant Name	ARES MANAGEMENT CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36429
Entity Address, Address Line One	1800 Avenue of the Stars,
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	201-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	ARES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001176948
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	ARES
6.75% Series B Mandatory Convertible Preferred Stock, par value $0.01 per share
Cover [Abstract]
Title of 12(b) Security	6.75% Series B mandatory convertible preferred stock, par value $0.01 per share
Trading Symbol	ARES.PRB
Security Exchange Name	NYSE
Entity Information [Line Items]
Title of 12(b) Security	6.75% Series B mandatory convertible preferred stock, par value $0.01 per share
Trading Symbol	ARES.PRB